UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
Title:   Executive Vice President
Phone:   212-867-9090

Signature, Place, and Date of Signing:

    /s/ Richard H. Weinstein       New York, New York        May 14, 2012
    ------------------------       ------------------      -----------------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:      $855,943
                                             (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

                     SHENKMAN CAPITAL MANAGEMENT, INC.          13F SECURITIES HOLDINGS          AS OF 3/31/12

                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7   13,728   13,550,000  PRN           Sole             13,550,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1   72,248   69,386,000  PRN           Sole             69,386,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2   13,704   12,375,000  PRN           Sole             12,375,000
ALERE INC                     NOTE 3.000% 5/1  01449JAA3    9,110    8,945,000  PRN           Sole              8,945,000
ALLIANT TECHSYSTEMS INC       NOTE 3.000% 8/1  018804AK0    3,710    3,635,000  PRN           Sole              3,635,000
AMGEN INC                     NOTE 0.375% 2/0  031162AQ3    5,762    5,640,000  PRN           Sole              5,640,000
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938LAK0    1,984    1,850,000  PRN           Sole              1,850,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2    8,446    8,245,000  PRN           Sole              8,245,000
ARRIS GROUP INC               NOTE 2.000%11/1  04269QAC4    8,969    8,650,000  PRN           Sole              8,650,000
ARVINMERITOR INC              FRNT 4.625% 3/0  043353AF8   13,505   14,610,000  PRN           Sole             14,610,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1   14,356   12,120,000  PRN           Sole             12,120,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2   11,554   11,525,000  PRN           Sole             11,525,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7   20,099   19,085,000  PRN           Sole             19,085,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5   12,534   12,395,000  PRN           Sole             12,395,000
CASELLA WASTE SYS INC         CL A             147448104    2,340      375,590  SH            Sole                375,590
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1  153443AH9    4,718    5,935,000  PRN           Sole              5,935,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3   13,266   13,135,000  PRN           Sole             13,135,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9   48,632   52,575,000  PRN           Sole             52,575,000
COVANTA HLDG CORP             NOTE 3.250% 6/0  22282EAC6    6,033    5,250,000  PRN           Sole              5,250,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6    7,985    7,995,000  PRN           Sole              7,995,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1   25,819   25,775,000  PRN           Sole             25,775,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0   32,623   33,245,000  PRN           Sole             33,245,000
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3    8,696    7,095,000  PRN           Sole              7,095,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2   20,258   20,475,000  PRN           Sole             20,475,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9   20,162   18,195,000  PRN           Sole             18,195,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   19,720   19,995,000  PRN           Sole             19,995,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7    8,685    7,585,000  PRN           Sole              7,585,000
HERCULES OFFSHORE INC         NOTE 3.375% 6/0  427093AD1    8,379    8,485,000  PRN           Sole              8,485,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   40,496   40,597,000  PRN           Sole             40,597,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6   26,616   24,545,000  PRN           Sole             24,545,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3   11,456   11,470,000  PRN           Sole             11,470,000
INTERNATIONAL GAME TECHNOLOG  NOTE 3.250% 5/0  459902AQ5    3,663    3,220,000  PRN           Sole              3,220,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1  521863AL4   40,706   42,182,000  PRN           Sole             42,182,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    9,420    7,805,000  PRN           Sole              7,805,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2   18,739   17,825,000  PRN           Sole             17,825,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0   13,240   12,410,000  PRN           Sole             12,410,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5    7,800    8,125,000  PRN           Sole              8,125,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0   19,723   19,960,000  PRN           Sole             19,960,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8    5,561    5,510,000  PRN           Sole              5,510,000
MGM RESORTS INTERNATIONAL     NOTE 4.250% 4/1  55303QAE0   19,630   18,490,000  PRN           Sole             18,490,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6   13,492   13,195,000  PRN           Sole             13,195,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3  60871RAA8    6,557    6,260,000  PRN           Sole              6,260,000
NUVASIVE INC                  NOTE 2.750% 7/0  670704AC9   11,652   13,490,000  PRN           Sole             13,490,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2   33,853   34,990,000  PRN           Sole             34,990,000
PROLOGIS                      NOTE 3.250% 3/1  74340XAT8    9,957    8,760,000  PRN           Sole              8,760,000
ROVI CORP                     NOTE 2.625% 2/1  779376AB8    5,782    5,500,000  PRN           Sole              5,500,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5    9,828    9,815,000  PRN           Sole              9,815,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6   10,675    8,485,000  PRN           Sole              8,485,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    3,867    2,540,000  PRN           Sole              2,540,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    4,592    4,650,000  PRN           Sole              4,650,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0  88163VAE9    8,638    7,790,000  PRN           Sole              7,790,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    4,524    3,640,000  PRN           Sole              3,640,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6   78,451   71,970,000  PRN           Sole             71,970,000

                              TOTAL (x$1,000)             855,943